Himax Technologies, Inc. (the Parent Company only) (Details Textual) (Parent [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax	$ 43	$ (99)	$ 8